UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series Large Cap Stock Fund Fidelity® Series Large Cap Stock Fund : FGLGX

This annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, especially within industrials. An overweight in energy also boosted relative performance. Also lifting the fund's relative result were stock picks in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in GE Vernova (+119%). This period we decreased our stake in GE Vernova. The company was one of the fund's largest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of our biggest holdings. An underweight in Netflix (-47%) also helped. This was a stake we established this period.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in information technology, primarily within the technology hardware & equipment industry. An overweight in financials also hampered the fund's result. Also detracting from our result were picks in consumer discretionary. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained roughly 309%, was the biggest individual relative detractor. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boston Scientific (-60%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Large Cap Stock Fund	25.88%	17.07%	16.71%
S&P 500® Index	22.32%	13.41%	15.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$29,154,341,218
Number of Holdings	176
Total Advisory Fee	$0
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Industrials	17.2
Financials	12.4
Health Care	9.9
Communication Services	9.3
Consumer Discretionary	6.4
Energy	6.3
Consumer Staples	5.3
Materials	0.9
Utilities	0.7
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
United Kingdom - 2.0
Canada - 1.8
Belgium - 1.2
Taiwan - 1.1
Netherlands - 0.8
France - 0.1
Sweden - 0.1
Italy - 0.1
Portugal - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Boeing Co	4.6
GE Aerospace	4.4
Microsoft Corp	4.2
Wells Fargo & Co	3.8
GE Vernova Inc	3.6
Alphabet Inc Class A	3.4
Amazon.com Inc	3.3
Apple Inc	3.2
Exxon Mobil Corp	2.9
41.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913361.102    2457-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Mega Cap Stock Fund Fidelity® Mega Cap Stock Fund : FGRTX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 65	0.58%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mega Cap Stock Fund	24.41%	16.27%	16.68%
Russell Top 200® Index	22.09%	14.03%	16.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.8
Industrials	15.3
Financials	12.0
Communication Services	10.9
Health Care	8.2
Consumer Discretionary	6.7
Energy	6.6
Consumer Staples	5.4
Utilities	0.6
Materials	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
United Kingdom - 2.0
Taiwan - 1.5
Canada - 1.5
Belgium - 0.8
Netherlands - 0.6
Sweden - 0.3
France - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	5.0
Apple Inc	4.7
Boeing Co	4.6
GE Aerospace	4.3
Amazon.com Inc	4.1
Wells Fargo & Co	4.1
Alphabet Inc Class A	4.0
GE Vernova Inc	3.8
Alphabet Inc Class C	3.4
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913359.102    361-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class Z : FZALX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	0.47%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	24.55%	16.39%	16.82%
Russell Top 200® Index	22.09%	14.03%	16.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.8
Industrials	15.3
Financials	12.0
Communication Services	10.9
Health Care	8.2
Consumer Discretionary	6.7
Energy	6.6
Consumer Staples	5.4
Utilities	0.6
Materials	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
United Kingdom - 2.0
Taiwan - 1.5
Canada - 1.5
Belgium - 0.8
Netherlands - 0.6
Sweden - 0.3
France - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	5.0
Apple Inc	4.7
Boeing Co	4.6
GE Aerospace	4.3
Amazon.com Inc	4.1
Wells Fargo & Co	4.1
Alphabet Inc Class A	4.0
GE Vernova Inc	3.8
Alphabet Inc Class C	3.4
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913358.102    2537-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class M : FTGRX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.11%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	19.44%	14.83%	15.65%
Class M (without 3.50% sales charge)	23.77%	15.65%	16.06%
Russell Top 200® Index	22.09%	14.03%	16.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.8
Industrials	15.3
Financials	12.0
Communication Services	10.9
Health Care	8.2
Consumer Discretionary	6.7
Energy	6.6
Consumer Staples	5.4
Utilities	0.6
Materials	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
United Kingdom - 2.0
Taiwan - 1.5
Canada - 1.5
Belgium - 0.8
Netherlands - 0.6
Sweden - 0.3
France - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	5.0
Apple Inc	4.7
Boeing Co	4.6
GE Aerospace	4.3
Amazon.com Inc	4.1
Wells Fargo & Co	4.1
Alphabet Inc Class A	4.0
GE Vernova Inc	3.8
Alphabet Inc Class C	3.4
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913356.102    2037-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class I : FTRIX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 67	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	24.42%	16.26%	16.67%
Russell Top 200® Index	22.09%	14.03%	16.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.8
Industrials	15.3
Financials	12.0
Communication Services	10.9
Health Care	8.2
Consumer Discretionary	6.7
Energy	6.6
Consumer Staples	5.4
Utilities	0.6
Materials	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
United Kingdom - 2.0
Taiwan - 1.5
Canada - 1.5
Belgium - 0.8
Netherlands - 0.6
Sweden - 0.3
France - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	5.0
Apple Inc	4.7
Boeing Co	4.6
GE Aerospace	4.3
Amazon.com Inc	4.1
Wells Fargo & Co	4.1
Alphabet Inc Class A	4.0
GE Vernova Inc	3.8
Alphabet Inc Class C	3.4
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913357.102    2038-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class C : FGRCX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.63%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	22.13%	15.05%	15.65%
Class C	23.13%	15.05%	15.65%
Russell Top 200® Index	22.09%	14.03%	16.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.8
Industrials	15.3
Financials	12.0
Communication Services	10.9
Health Care	8.2
Consumer Discretionary	6.7
Energy	6.6
Consumer Staples	5.4
Utilities	0.6
Materials	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
United Kingdom - 2.0
Taiwan - 1.5
Canada - 1.5
Belgium - 0.8
Netherlands - 0.6
Sweden - 0.3
France - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	5.0
Apple Inc	4.7
Boeing Co	4.6
GE Aerospace	4.3
Amazon.com Inc	4.1
Wells Fargo & Co	4.1
Alphabet Inc Class A	4.0
GE Vernova Inc	3.8
Alphabet Inc Class C	3.4
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913355.102    2036-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class A : FGTAX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.86%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	16.95%	14.57%	15.67%
Class A (without 5.75% sales charge)	24.09%	15.94%	16.35%
Russell Top 200® Index	22.09%	14.03%	16.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.8
Industrials	15.3
Financials	12.0
Communication Services	10.9
Health Care	8.2
Consumer Discretionary	6.7
Energy	6.6
Consumer Staples	5.4
Utilities	0.6
Materials	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
United Kingdom - 2.0
Taiwan - 1.5
Canada - 1.5
Belgium - 0.8
Netherlands - 0.6
Sweden - 0.3
France - 0.2
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	5.0
Apple Inc	4.7
Boeing Co	4.6
GE Aerospace	4.3
Amazon.com Inc	4.1
Wells Fargo & Co	4.1
Alphabet Inc Class A	4.0
GE Vernova Inc	3.8
Alphabet Inc Class C	3.4
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913354.102    2034-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund : FDSVX

This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 59	0.53%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, led by information technology. Picks in communication services also boosted relative performance. Also bolstering our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was a non-benchmark stake in SK Hynix (+817%). This was an investment we established this period. The second-largest relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+110%). The company was among our biggest holdings. An overweight in Marvell Technology (+282%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in health care also hampered the fund's result. Also hurting was an underweight in information technology, primarily within the technology hardware & equipment industry.
•The biggest individual relative detractor was an underweight in Apple (+42%). The stock was one of the fund's biggest holdings. A second notable relative detractor was a stake in Advanced Micro Devices (+181%). This was an investment we established this period. The stock was one of our biggest holdings at period end. An underweight in Tesla (+32%) also detracted. This was a stake we established this period. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the materials and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Growth Discovery Fund	22.93%	13.55%	19.10%
Russell 3000® Growth Index	18.24%	13.17%	18.13%
Russell 3000® Index	22.81%	12.30%	15.06%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,753,220,891
Number of Holdings	144
Total Advisory Fee	$33,139,697
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.2
Communication Services	13.6
Industrials	9.7
Health Care	8.1
Consumer Discretionary	7.2
Materials	4.2
Financials	3.9
Energy	0.8
Utilities	0.2
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.5
Canada - 0.9
Chile - 0.7
Belgium - 0.7
Netherlands - 0.6
Luxembourg - 0.6
Australia - 0.5
Korea (South) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Alphabet Inc Class A	10.5
Apple Inc	5.0
Broadcom Inc	4.3
Eli Lilly & Co	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro Devices Inc	2.8
Micron Technology Inc	2.6
Tesla Inc	2.4
Amazon.com Inc	2.3
50.5
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913353.102    339-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund Class K : FGDKX

This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 51	0.46%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, led by information technology. Picks in communication services also boosted relative performance. Also bolstering our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was a non-benchmark stake in SK Hynix (+817%). This was an investment we established this period. The second-largest relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+110%). The company was among our biggest holdings. An overweight in Marvell Technology (+282%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in health care also hampered the fund's result. Also hurting was an underweight in information technology, primarily within the technology hardware & equipment industry.
•The biggest individual relative detractor was an underweight in Apple (+42%). The stock was one of the fund's biggest holdings. A second notable relative detractor was a stake in Advanced Micro Devices (+181%). This was an investment we established this period. The stock was one of our biggest holdings at period end. An underweight in Tesla (+32%) also detracted. This was a stake we established this period. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the materials and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	23.01%	13.65%	19.22%
Russell 3000® Growth Index	18.24%	13.17%	18.13%
Russell 3000® Index	22.81%	12.30%	15.06%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,753,220,891
Number of Holdings	144
Total Advisory Fee	$33,139,697
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.2
Communication Services	13.6
Industrials	9.7
Health Care	8.1
Consumer Discretionary	7.2
Materials	4.2
Financials	3.9
Energy	0.8
Utilities	0.2
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.5
Canada - 0.9
Chile - 0.7
Belgium - 0.7
Netherlands - 0.6
Luxembourg - 0.6
Australia - 0.5
Korea (South) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Alphabet Inc Class A	10.5
Apple Inc	5.0
Broadcom Inc	4.3
Eli Lilly & Co	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro Devices Inc	2.8
Micron Technology Inc	2.6
Tesla Inc	2.4
Amazon.com Inc	2.3
50.5
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913352.102    2091-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Fund Fidelity® Fund : FFIDX

This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 45	0.42%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment hurt most. Stock picks in health care, primarily within the health care equipment & services industry, also hampered the fund's result. Also detracting from our result were picks and an overweight in industrials, primarily within the capital goods industry.
•The biggest individual relative detractor was an underweight in Micron Technology (+839%). The stock was not held at period end. The second-largest relative detractor was an overweight in Boston Scientific (-60%). Not owning Advanced Micro Devices, a benchmark component that gained approximately 309%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in communication services, primarily within the media & entertainment industry. Stock selection and underweights in consumer staples and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+102%). The company was among the fund's largest holdings. The second-largest relative contributor was our non-benchmark stake in Viking Holdings (+96%). This period we increased our stake in Viking Holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+40%). This period we decreased our investment in Taiwan Semiconductor Manufacturing.
•Notable changes in positioning include higher allocations to the consumer staples and energy sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Fund	14.33%	11.65%	15.34%
S&P 500® Index	22.32%	13.41%	15.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,925,971,055
Number of Holdings	90
Total Advisory Fee	$37,288,469
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.6
Consumer Discretionary	12.7
Communication Services	12.3
Health Care	12.1
Financials	11.1
Industrials	7.2
Consumer Staples	7.0
Energy	4.2
Utilities	2.4
Real Estate	1.3
Materials	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 1.4
Belgium - 0.5
Netherlands - 0.4
United Kingdom - 0.3
Taiwan - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Alphabet Inc Class A	9.7
Amazon.com Inc	5.9
Microsoft Corp	5.7
Apple Inc	4.8
Broadcom Inc	3.7
Coca-Cola Co/The	3.0
Mastercard Inc Class A	2.9
Wells Fargo & Co	2.3
Boeing Co	2.3
50.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913350.102    3-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Fund Fidelity® Fund Class K : FFDKX

This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.34%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment hurt most. Stock picks in health care, primarily within the health care equipment & services industry, also hampered the fund's result. Also detracting from our result were picks and an overweight in industrials, primarily within the capital goods industry.
•The biggest individual relative detractor was an underweight in Micron Technology (+839%). The stock was not held at period end. The second-largest relative detractor was an overweight in Boston Scientific (-60%). Not owning Advanced Micro Devices, a benchmark component that gained approximately 309%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in communication services, primarily within the media & entertainment industry. Stock selection and underweights in consumer staples and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+102%). The company was among the fund's largest holdings. The second-largest relative contributor was our non-benchmark stake in Viking Holdings (+96%). This period we increased our stake in Viking Holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+40%). This period we decreased our investment in Taiwan Semiconductor Manufacturing.
•Notable changes in positioning include higher allocations to the consumer staples and energy sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	14.42%	11.74%	15.44%
S&P 500® Index	22.32%	13.41%	15.51%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,925,971,055
Number of Holdings	90
Total Advisory Fee	$37,288,469
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.6
Consumer Discretionary	12.7
Communication Services	12.3
Health Care	12.1
Financials	11.1
Industrials	7.2
Consumer Staples	7.0
Energy	4.2
Utilities	2.4
Real Estate	1.3
Materials	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 1.4
Belgium - 0.5
Netherlands - 0.4
United Kingdom - 0.3
Taiwan - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Alphabet Inc Class A	9.7
Amazon.com Inc	5.9
Microsoft Corp	5.7
Apple Inc	4.8
Broadcom Inc	3.7
Coca-Cola Co/The	3.0
Mastercard Inc Class A	2.9
Wells Fargo & Co	2.3
Boeing Co	2.3
50.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913349.102    2088-TSRA-0826

Item 2.

Code of Ethics

As of the end of the period, June 30, 2026, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Fund, Fidelity Growth Discovery Fund, Fidelity Mega Cap Stock Fund and Fidelity Series Large Cap Stock Fund (the “Funds”):

Services Billed by PwC

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fund	$50,500	$4,600	$9,100	$1,400
Fidelity Growth Discovery Fund	$38,000	$3,600	$9,100	$1,100
Fidelity Mega Cap Stock Fund	$45,800	$4,300	$9,300	$1,300
Fidelity Series Large Cap Stock Fund	$42,900	$4,000	$9,600	$1,200

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fund	$64,200	$4,600	$22,100	$1,500
Fidelity Growth Discovery Fund	$41,200	$3,600	$11,700	$1,200
Fidelity Mega Cap Stock Fund	$46,800	$4,200	$9,300	$1,400
Fidelity Series Large Cap Stock Fund	$43,700	$4,000	$9,600	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2026A	June 30, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2026A	June 30, 2025A
PwC	$14,619,700	$14,712,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Large Cap Stock Fund

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Stock Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	1,133,900	339,445,664
CANADA - 1.8%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Athabasca Oil Corp (a)	7,394,600	53,285,959
Imperial Oil Ltd	3,529,000	396,283,124
TOTAL ENERGY		449,569,083
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (a)	337,600	77,729,529
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (a)	50,700	5,788,926
TOTAL CANADA		533,087,538
FRANCE - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	187,500	41,717,220
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	3,000,200	18,675,899
NETHERLANDS - 0.8%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	24,200	22,452,034
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	59,700	118,769,568
BE Semiconductor Industries NV	241,412	79,192,903
TOTAL INFORMATION TECHNOLOGY		197,962,471
TOTAL NETHERLANDS		220,414,505
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	223,500	4,736,840
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	1,579,300	32,010,822
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	665,200	317,679,564
UNITED KINGDOM - 2.0%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR (b)	560,900	45,085,142
Tobacco - 0.6%
British American Tobacco PLC ADR	2,975,100	183,742,176
TOTAL CONSUMER STAPLES		228,827,318
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	161,700	5,317,326
Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC ADR	4,579,628	240,064,100
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	5,865,100	112,431,867
TOTAL UNITED KINGDOM		586,640,611
UNITED STATES - 87.7%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.4%
Comcast Corp Class A	5,318,142	130,560,386
Entertainment - 0.5%
Netflix Inc (a)	1,033,400	73,784,760
Walt Disney Co/The	784,393	75,497,826
		149,282,586
Interactive Media & Services - 8.4%
Alphabet Inc Class A	2,745,825	981,275,480
Alphabet Inc Class C	2,306,960	815,118,177
Meta Platforms Inc Class A	1,126,300	634,433,527
		2,430,827,184
TOTAL COMMUNICATION SERVICES		2,710,670,156
Consumer Discretionary - 6.4%
Broadline Retail - 3.3%
Amazon.com Inc (a)	4,021,500	958,484,311
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	170,925	30,465,672
Cava Group Inc (a)(b)	245,700	19,282,536
Chipotle Mexican Grill Inc (a)	328,500	11,169,000
Domino's Pizza Inc	203,000	60,096,120
Marriott International Inc/MD Class A1	150,400	55,736,736
Starbucks Corp	606,900	62,019,111
Wingstop Inc	189,437	32,850,270
		271,619,445
Household Durables - 0.7%
DR Horton Inc	293,800	47,854,144
Leggett & Platt Inc	758,300	8,879,693
Somnigroup International Inc	1,662,900	130,371,360
Whirlpool Corp (b)	656,963	25,897,481
		213,002,678
Specialty Retail - 1.3%
Home Depot Inc/The	468,900	165,371,652
Lowe's Cos Inc	829,507	182,897,998
RH (a)	104,093	17,147,240
		365,416,890
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (a)	19,900	2,272,182
NIKE Inc Class B	1,497,400	61,468,270
		63,740,452
TOTAL CONSUMER DISCRETIONARY		1,872,263,776
Consumer Staples - 4.4%
Beverages - 1.8%
Brown-Forman Corp Class B (b)	1,791,986	47,756,427
Coca-Cola Co/The	2,270,095	184,490,621
Keurig Dr Pepper Inc	8,940,500	292,622,565
		524,869,613
Consumer Staples Distribution & Retail - 0.6%
Kroger Co/The	362,200	20,112,966
Sprouts Farmers Market Inc (a)	688,608	58,242,465
Target Corp	775,700	101,314,177
		179,669,608
Food Products - 0.2%
Lamb Weston Holdings Inc	894,491	38,624,121
Mondelez International Inc	131,300	7,594,392
		46,218,513
Household Products - 0.1%
Procter & Gamble Co/The	112,700	16,526,328
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	670,700	52,951,765
Kenvue Inc	17,203,611	328,761,006
		381,712,771
Tobacco - 0.4%
Philip Morris International Inc	702,300	127,053,093
TOTAL CONSUMER STAPLES		1,276,049,926
Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
ConocoPhillips	809,400	84,145,224
Exxon Mobil Corp	6,243,501	853,611,457
Shell PLC ADR	6,019,500	466,752,030
TOTAL ENERGY		1,404,508,711
Financials - 12.4%
Banks - 7.4%
Bank of America Corp	12,101,094	689,520,336
M&T Bank Corp	469,620	111,774,256
PNC Financial Services Group Inc/The	1,052,721	259,200,965
Wells Fargo & Co	13,233,689	1,093,632,059
		2,154,127,616
Capital Markets - 1.6%
Blue Owl Capital Inc Class A (b)	6,055,400	52,984,750
Charles Schwab Corp/The	950,700	87,721,089
Intercontinental Exchange Inc	315,000	38,779,650
KKR & Co Inc Class A	2,097,251	192,485,697
Moody's Corp	46,100	20,879,612
MSCI Inc	5,500	3,080,220
Raymond James Financial Inc	50,503	7,677,971
Robinhood Markets Inc Class A (a)	583,900	58,553,492
		462,162,481
Financial Services - 2.7%
Apollo Global Management Inc	775,500	91,749,405
Corpay Inc (a)	69,600	23,195,592
Mastercard Inc Class A	401,389	206,153,390
PayPal Holdings Inc	373,900	16,145,002
Rocket Cos Inc Class A (a)	4,538,300	71,478,225
Visa Inc Class A	1,133,993	389,061,659
		797,783,273
Insurance - 0.7%
Arthur J Gallagher & Co	321,100	73,714,927
Brown & Brown Inc	1,615,400	103,627,910
Chubb Ltd	89,997	30,665,577
		208,008,414
TOTAL FINANCIALS		3,622,081,784
Health Care - 7.8%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (a)	158,850	47,818,616
Biogen Inc (a)	72,400	15,642,744
Gilead Sciences Inc	140,800	17,788,672
Nuvalent Inc Class A (a)	51,100	6,310,849
Vaxcyte Inc (a)	432,100	25,117,973
		112,678,854
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,104,500	100,222,330
Alcon AG (United States) (b)	2,081,500	139,668,650
Baxter International Inc	8,971,214	191,266,282
Boston Scientific Corp (a)	3,455,195	147,467,723
Solventum Corp (a)	178,118	13,741,804
		592,366,789
Health Care Providers & Services - 2.5%
Cardinal Health Inc	113,358	26,929,326
Cigna Group/The	506,511	139,634,952
Humana Inc	298,000	118,371,560
McKesson Corp	83,521	63,108,468
Molina Healthcare Inc (a)	125,800	28,770,460
UnitedHealth Group Inc	841,381	349,703,186
		726,517,952
Life Sciences Tools & Services - 1.4%
Bruker Corp (b)	2,358,400	141,928,512
Danaher Corp	673,400	128,269,232
Thermo Fisher Scientific Inc	271,200	135,968,832
Waters Corp (a)	19,584	7,344,783
		413,511,359
Pharmaceuticals - 1.5%
Eli Lilly & Co	106,200	127,379,466
Haleon PLC ADR	18,874,236	176,096,622
Johnson & Johnson	250,277	63,562,850
Merck & Co Inc	482,400	61,988,400
		429,027,338
TOTAL HEALTH CARE		2,274,102,292
Industrials - 16.3%
Aerospace & Defense - 9.4%
Boeing Co (a)	6,102,786	1,321,070,086
GE Aerospace (c)	3,359,306	1,255,473,431
General Dynamics Corp	203,760	72,179,942
Howmet Aerospace Inc	69,400	18,658,884
Huntington Ingalls Industries Inc	155,950	43,648,846
RTX Corp	13,600	2,580,328
Textron Inc	144,318	13,238,290
		2,726,849,807
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	2,672,856	287,332,020
Building Products - 0.4%
A O Smith Corp	1,015,900	63,717,248
Modine Manufacturing Co (a)(b)	103,809	27,719,079
Trex Co Inc (a)	253,000	12,660,120
		104,096,447
Commercial Services & Supplies - 0.0%
Veralto Corp	164,066	14,549,373
Electrical Equipment - 3.9%
Emerson Electric Co	261,900	37,490,985
GE Vernova Inc	896,959	1,053,801,251
Hubbell Inc	56,014	29,306,524
Vertiv Holdings Co Class A	92,096	30,835,583
		1,151,434,343
Machinery - 1.3%
Allison Transmission Holdings Inc	161,200	18,173,688
Cummins Inc	75,000	53,490,750
Deere & Co	61,100	38,757,563
Donaldson Co Inc	313,322	28,126,916
Nordson Corp	54,500	16,442,105
Otis Worldwide Corp	1,579,784	113,112,535
Stanley Black & Decker Inc	120,500	11,341,460
Westinghouse Air Brake Technologies Corp	362,219	97,654,242
		377,099,259
Professional Services - 0.2%
Equifax Inc	117,800	18,697,216
TransUnion	497,200	35,868,008
		54,565,224
Trading Companies & Distributors - 0.1%
Watsco Inc	56,500	23,545,245
TOTAL INDUSTRIALS		4,739,471,718
Information Technology - 24.0%
Communications Equipment - 0.3%
Arista Networks Inc (a)	537,800	91,361,464
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	146,900	25,901,408
Flex Ltd (a)	37,900	6,142,453
		32,043,861
Semiconductors & Semiconductor Equipment - 14.1%
Applied Materials Inc	198,502	143,516,946
ARM Holdings PLC ADR (a)	83,500	29,606,595
Broadcom Inc	1,779,200	672,092,800
Cerebras Systems Inc Class A (a)(b)	83,200	18,387,200
Lam Research Corp	547,000	237,031,510
MACOM Technology Solutions Holdings Inc (a)	22,000	8,368,140
Micron Technology Inc (c)	527,500	608,887,975
NVIDIA Corp	11,291,300	2,259,276,217
Rambus Inc (a)	667,100	88,550,854
Teradyne Inc	71,000	34,352,640
		4,100,070,877
Software - 4.7%
Adobe Inc (a)	190,400	39,035,808
Autodesk Inc (a)	211,728	41,164,158
Intuit Inc	57,000	14,877,000
Microsoft Corp	3,226,305	1,203,476,291
Oracle Corp	85,400	12,515,370
Salesforce Inc	67,400	10,558,884
Synopsys Inc (a)	92,200	41,127,654
		1,362,755,165
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	3,272,014	946,789,971
GPGI Inc Class A	9,463,160	149,991,086
Seagate Technology Holdings PLC	80,550	77,730,750
Western Digital Corp	352,900	225,404,288
		1,399,916,095
TOTAL INFORMATION TECHNOLOGY		6,986,147,462
Materials - 0.9%
Chemicals - 0.6%
Air Products and Chemicals Inc	104,000	30,490,720
Albemarle Corp	354,200	47,827,626
Dow Inc	389,800	10,664,928
LyondellBasell Industries NV Class A1	768,800	40,477,320
Sherwin-Williams Co/The	142,500	49,065,600
		178,526,194
Construction Materials - 0.3%
James Hardie Industries PLC (a)	3,695,700	96,753,426
TOTAL MATERIALS		275,279,620
Real Estate - 0.7%
Industrial REITs - 0.1%
Terreno Realty Corp	254,600	16,490,442
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	139,600	18,802,724
Compass Inc Class A (a)	8,855,003	109,182,187
		127,984,911
Residential REITs - 0.1%
Sun Communities Inc	159,100	19,077,681
Specialized REITs - 0.1%
American Tower Corp	159,781	26,135,378
Equinix Inc	4,422	4,609,449
		30,744,827
TOTAL REAL ESTATE		194,297,861
Utilities - 0.7%
Electric Utilities - 0.6%
Entergy Corp	221,400	25,430,004
Southern Co/The	1,546,500	148,015,515
		173,445,519
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	102,800	16,307,164
Multi-Utilities - 0.1%
Sempra	243,100	22,537,801
TOTAL UTILITIES		212,290,484
TOTAL UNITED STATES		25,567,163,790
TOTAL COMMON STOCKS (Cost $14,634,100,694)		27,661,572,453

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A	87,200	38,613,031
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series G (d)(e)	76,085	44,814,826
TOTAL UNITED STATES		83,427,857
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,694,922)		83,427,857

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	1,078,992,942	1,079,208,740
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	77,563,608	77,571,365
TOTAL MONEY MARKET FUNDS (Cost $1,156,771,238)			1,156,780,105

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $15,832,566,854)	28,901,780,415
NET OTHER ASSETS (LIABILITIES) - 0.9%	252,560,803
NET ASSETS - 100.0%	29,154,341,218

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	1,676	62,637,148	410.00	9/2026	(1,826,840)
Micron Technology Inc	Chicago Board Options Exchange	532	61,408,228	760.00	7/2026	(21,343,840)
Micron Technology Inc	Chicago Board Options Exchange	532	61,408,228	800.00	7/2026	(19,304,950)
Micron Technology Inc	Chicago Board Options Exchange	231	26,664,099	1,250.00	8/2026	(2,900,205)

						(45,375,835)
TOTAL WRITTEN OPTIONS (Premiums Received $(10,121,849))						(45,375,835)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $212,117,703.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,814,826 or 0.2% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	19,716,392

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,076,106	4,546,377,893	3,996,274,696	25,959,724	20,570	8,867	1,079,208,740	1,078,992,942	1.6%
Fidelity Securities Lending Cash Central Fund	126,479,306	1,779,038,087	1,827,943,587	767,730	(2,441)	-	77,571,365	77,563,608	0.2%
Total	655,555,412	6,325,415,980	5,824,218,283	26,727,454	18,129	8,867	1,156,780,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,710,670,156	2,710,670,156	-	-
Consumer Discretionary	1,872,263,776	1,872,263,776	-	-
Consumer Staples	1,523,553,143	1,523,553,143	-	-
Energy	1,858,814,634	1,854,077,794	4,736,840	-
Financials	3,627,399,110	3,622,081,784	5,317,326	-
Health Care	2,876,064,090	2,876,064,090	-	-
Industrials	5,003,361,156	4,817,201,247	186,159,909	-
Information Technology	7,507,578,423	7,507,578,423	-	-
Materials	275,279,620	275,279,620	-	-
Real Estate	194,297,861	194,297,861	-	-
Utilities	212,290,484	212,290,484	-	-

Convertible Preferred Stocks
Health Care	38,613,031	-	38,613,031	-
Information Technology	44,814,826	-	-	44,814,826

Money Market Funds	1,156,780,105	1,156,780,105	-	-
Total Investments in Securities:	28,901,780,415	28,622,138,483	234,827,106	44,814,826
Derivative Instruments:

Liabilities
Written Options	(45,375,835)	(45,375,835)	-	-
Total Liabilities	(45,375,835)	(45,375,835)	-	-
Total Derivative Instruments:	(45,375,835)	(45,375,835)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(45,375,835)
Total Equity Risk	-	(45,375,835)
Total Value of Derivatives	-	(45,375,835)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $212,158,611) - See accompanying schedule:
Unaffiliated issuers (cost $14,675,795,616)	$27,745,000,310
Fidelity Central Funds (cost $1,156,771,238)	1,156,780,105

Total Investment in Securities (cost $15,832,566,854)		$28,901,780,415
Cash		1,957,921
Foreign currency held at value (cost $153,235)		153,249
Receivable for fund shares sold		395,506,180
Dividends receivable		19,403,283
Distributions receivable from Fidelity Central Funds		3,380,619
Other receivables		377,919
Total assets		29,322,559,586
Liabilities
Payable for investments purchased	$40,852,587
Payable for fund shares redeemed	3,997,515
Written options, at value (premium received $10,121,849)	45,375,835
Other payables and accrued expenses	435,436
Collateral on securities loaned	77,556,995
Total liabilities		168,218,368
Net Assets		$29,154,341,218
Net Assets consist of:
Paid in capital		$13,998,735,570
Total accumulated earnings (loss)		15,155,605,648
Net Assets		$29,154,341,218
Net Asset Value, offering price and redemption price per share ($29,154,341,218 ÷ 987,650,328 shares)		$29.52
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$311,798,270
Interest		471,733
Income from Fidelity Central Funds (including $767,730 from security lending)		26,727,454
Security lending		78,574
Total income		339,076,031
Expenses
Custodian fees and expenses	$485,083
Independent trustees' fees and expenses	75,050
Miscellaneous	24,700
Total expenses before reductions	584,833
Expense reductions	(110,907)
Total expenses after reductions		473,926
Net Investment income (loss)		338,602,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,960,562,221
Fidelity Central Funds	18,129
Foreign currency transactions	(246,985)
Written options	35,028,298
Total net realized gain (loss)		2,995,361,663
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,375,255,111
Fidelity Central Funds	8,867
Assets and liabilities in foreign currencies	(203,592)
Written options	(36,797,237)
Total change in net unrealized appreciation (depreciation)		2,338,263,149
Net gain (loss)		5,333,624,812
Net increase (decrease) in net assets resulting from operations		$5,672,226,917
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,602,105	$302,918,717
Net realized gain (loss)	2,995,361,663	1,562,888,094
Change in net unrealized appreciation (depreciation)	2,338,263,149	2,290,439,332
Net increase (decrease) in net assets resulting from operations	5,672,226,917	4,156,246,143
Distributions to shareholders	(2,245,087,816)	(1,506,107,434)

Share transactions
Proceeds from sales of shares	4,833,181,344	3,650,707,884
Reinvestment of distributions	2,245,087,816	1,506,107,434
Cost of shares redeemed	(2,970,956,182)	(4,850,928,137)

Net increase (decrease) in net assets resulting from share transactions	4,107,312,978	305,887,181
Total increase (decrease) in net assets	7,534,452,079	2,956,025,890

Net Assets
Beginning of period	21,619,889,139	18,663,863,249
End of period	$29,154,341,218	$21,619,889,139

Other Information
Shares
Sold	175,328,966	157,593,314
Issued in reinvestment of distributions	86,628,827	68,243,065
Redeemed	(109,289,194)	(204,590,685)
Net increase (decrease)	152,668,599	21,245,694

Financial Highlights
Fidelity® Series Large Cap Stock Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.89	$22.94	$18.90	$16.37	$19.80
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.35	.34	.34
Net realized and unrealized gain (loss)	5.89	4.43	4.72	3.27	(2.02)
Total from investment operations	6.26	4.78	5.07	3.61	(1.68)
Distributions from net investment income	(.37)	(.36)	(.36)	(.33)	(.47)
Distributions from net realized gain	(2.25)	(1.47)	(.68)	(.76)	(1.28)
Total distributions	(2.63) C	(1.83)	(1.03) C	(1.08) C	(1.75)
Net asset value, end of period	$29.52	$25.89	$22.94	$18.90	$16.37
Total Return D	25.88%	22.41%	28.11%	23.03%	(9.44)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.36%	1.52%	1.73%	1.98%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$29,154,341	$21,619,889	$18,663,863	$15,147,344	$12,798,487
Portfolio turnover rate H	26%	17%	18%	12%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, options transactions, passive foreign investment companies (PFIC), certain corporate actions, and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,626,278,851
Gross unrealized depreciation	(605,423,031)
Net unrealized appreciation (depreciation)	$13,020,855,820
Tax Cost	$15,835,548,760

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$307,196,274
Undistributed long-term capital gain	$1,830,491,309
Net unrealized appreciation (depreciation) on securities and other investments	$13,017,918,063

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$364,972,892	$337,397,209
Long-term Capital Gains	1,880,114,924	1,168,710,225
Total	$2,245,087,816	$1,506,107,434

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Large Cap Stock Fund
Equity Risk
Purchased Options	(2,163,097)	-
Written Options	35,028,298	(36,797,237)
Total Equity Risk	32,865,201	(36,797,237)
Totals	32,865,201	(36,797,237)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	7,184,027,331	6,229,167,405
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Large Cap Stock Fund	$377,919

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Large Cap Stock Fund	69,958

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	606,339,348	392,340,967	186,503,878
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Stock Fund	91,572	4,339	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Large Cap Stock Fund	141,030,063
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $110,907.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Large Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Large Cap Stock Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026,
$2,658,758,528, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $20,132,545 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 75% and 57% of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 90.56% and 70.23% of the dividends distributed in August and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.47% and 1.15% of the dividends distributed in August and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Stock Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.951035.113
MHT-ANN-0826
Fidelity® Mega Cap Stock Fund

Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mega Cap Stock Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	182,500	54,633,419
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	191,500	2,558,440
CANADA - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd	827,233	92,892,739
Suncor Energy Inc	187,100	10,065,736
TOTAL ENERGY		102,958,475
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (a)	23,400	2,671,812
TOTAL CANADA		105,630,287
FRANCE - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	72,000	16,019,412
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	22,836	45,430,852
SWEDEN - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Atlas Copco AB A Shares	968,200	19,624,440
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	222,000	106,020,540
UNITED KINGDOM - 2.0%
Consumer Staples - 1.2%
Beverages - 0.3%
Diageo PLC	1,114,862	22,453,431
Tobacco - 0.9%
British American Tobacco PLC ADR	992,300	61,284,448
TOTAL CONSUMER STAPLES		83,737,879
Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC ADR	1,063,066	55,725,919
TOTAL UNITED KINGDOM		139,463,798
UNITED STATES - 88.9%
Communication Services - 10.9%
Diversified Telecommunication Services - 0.3%
Comcast Corp Class A	988,097	24,257,781
Entertainment - 0.7%
Netflix Inc (a)	430,500	30,737,700
Walt Disney Co/The	174,899	16,834,029
		47,571,729
Interactive Media & Services - 9.9%
Alphabet Inc Class A	774,000	276,604,380
Alphabet Inc Class C	675,410	238,642,615
Meta Platforms Inc Class A	307,600	173,268,004
		688,514,999
TOTAL COMMUNICATION SERVICES		760,344,509
Consumer Discretionary - 6.7%
Broadline Retail - 4.1%
Amazon.com Inc (a)	1,189,510	283,507,814
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	50,950	9,081,328
Chipotle Mexican Grill Inc (a)	257,200	8,744,800
Marriott International Inc/MD Class A1	19,000	7,041,210
McDonald's Corp	12,700	3,432,937
Starbucks Corp	170,300	17,402,957
		45,703,232
Specialty Retail - 1.7%
Home Depot Inc/The	192,200	67,785,096
Lowe's Cos Inc	230,011	50,715,125
		118,500,221
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	509,700	20,923,185
TOTAL CONSUMER DISCRETIONARY		468,634,452
Consumer Staples - 4.2%
Beverages - 1.6%
Coca-Cola Co/The	561,600	45,641,232
Keurig Dr Pepper Inc	1,944,800	63,653,304
Monster Beverage Corp (a)	32,100	3,085,452
PepsiCo Inc	19,100	2,586,140
		114,966,128
Consumer Staples Distribution & Retail - 0.5%
Target Corp	254,910	33,293,795
Food Products - 0.1%
Mondelez International Inc	168,500	9,746,040
Household Products - 0.3%
Procter & Gamble Co/The	126,020	18,479,573
Personal Care Products - 1.1%
Kenvue Inc	3,931,157	75,124,410
Tobacco - 0.6%
Philip Morris International Inc	236,800	42,839,488
TOTAL CONSUMER STAPLES		294,449,434
Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
ConocoPhillips	333,605	34,681,576
Exxon Mobil Corp	1,518,309	207,583,206
Shell PLC	54	2,098
Shell PLC ADR	1,518,313	117,729,990
TOTAL ENERGY		359,996,870
Financials - 12.0%
Banks - 7.2%
Bank of America Corp	2,959,574	168,636,527
JPMorgan Chase & Co	48,530	15,885,324
PNC Financial Services Group Inc/The	142,531	35,093,983
Wells Fargo & Co	3,400,976	281,056,657
		500,672,491
Capital Markets - 1.5%
Blackstone Inc	20,900	2,459,303
Charles Schwab Corp/The	383,200	35,357,864
CME Group Inc Class A	9,200	2,031,636
Intercontinental Exchange Inc	96,000	11,818,560
KKR & Co Inc Class A	426,814	39,172,989
Moody's Corp	7,900	3,578,068
Robinhood Markets Inc Class A (a)	110,000	11,030,800
		105,449,220
Consumer Finance - 0.0%
American Express Co	13,500	4,566,375
Financial Services - 2.7%
Apollo Global Management Inc	346,000	40,935,260
Mastercard Inc Class A	120,552	61,915,507
Visa Inc Class A	249,588	85,631,147
		188,481,914
Insurance - 0.6%
Arthur J Gallagher & Co	126,600	29,063,562
Marsh & McLennan Cos Inc	81,300	13,550,271
		42,613,833
TOTAL FINANCIALS		841,783,833
Health Care - 6.6%
Biotechnology - 0.0%
Gilead Sciences Inc	19,700	2,488,898
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	381,200	34,590,088
Alcon AG (United States) (b)	514,000	34,489,400
Boston Scientific Corp (a)	844,117	36,026,914
		105,106,402
Health Care Providers & Services - 2.1%
Cigna Group/The	79,362	21,878,516
Humana Inc	36,800	14,617,696
UnitedHealth Group Inc	252,703	105,030,948
		141,527,160
Life Sciences Tools & Services - 1.4%
Danaher Corp	284,310	54,155,369
Thermo Fisher Scientific Inc	86,700	43,467,912
		97,623,281
Pharmaceuticals - 1.6%
Eli Lilly & Co	28,300	33,943,869
Haleon PLC ADR	3,960,733	36,953,639
Johnson & Johnson	65,414	16,613,193
Merck & Co Inc	196,500	25,250,250
		112,760,951
TOTAL HEALTH CARE		459,506,692
Industrials - 14.8%
Aerospace & Defense - 9.1%
Boeing Co (a)	1,477,056	319,738,313
GE Aerospace (c)	805,674	301,104,544
General Dynamics Corp	17,300	6,128,352
RTX Corp	30,400	5,767,792
		632,739,001
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	731,679	78,655,493
Electrical Equipment - 4.1%
Emerson Electric Co	139,900	20,026,685
GE Vernova Inc	221,918	260,722,581
		280,749,266
Industrial Conglomerates - 0.0%
Honeywell Aerospace Inc	4,300	950,644
Honeywell International Inc	4,300	962,770
		1,913,414
Machinery - 0.5%
Caterpillar Inc	25,500	27,154,950
Deere & Co	16,080	10,200,026
		37,354,976
TOTAL INDUSTRIALS		1,031,412,150
Information Technology - 27.5%
Communications Equipment - 0.4%
Arista Networks Inc (a)	147,400	25,040,312
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	33,400	5,889,088
IT Services - 0.0%
Accenture PLC Class A	11,900	1,480,836
Kyndryl Holdings Inc (a)	220	2,488
		1,483,324
Semiconductors & Semiconductor Equipment - 16.1%
Applied Materials Inc	70,874	51,241,902
ARM Holdings PLC ADR (a)	16,600	5,885,862
Broadcom Inc	498,205	188,196,939
Cerebras Systems Inc Class A (a)(b)	20,500	4,530,500
Lam Research Corp	198,900	86,189,337
Micron Technology Inc (c)	147,700	170,488,633
NVIDIA Corp	3,105,650	621,409,509
		1,127,942,682
Software - 5.5%
Adobe Inc (a)	51,900	10,640,538
Microsoft Corp	931,176	347,347,272
Oracle Corp	74,800	10,961,940
Salesforce Inc	41,600	6,517,056
Synopsys Inc (a)	21,400	9,545,898
		385,012,704
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	1,136,222	328,777,198
GPGI Inc Class A	1,204,865	19,097,110
Sandisk Corp (a)	5,500	12,505,515
Western Digital Corp	23,100	14,754,432
		375,134,255
TOTAL INFORMATION TECHNOLOGY		1,920,502,365
Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc	14,600	4,280,428
Linde PLC	6,700	3,476,898
Sherwin-Williams Co/The	39,100	13,462,912
TOTAL MATERIALS		21,220,238
Real Estate - 0.2%
Industrial REITs - 0.0%
Prologis Inc	22,800	3,088,716
Specialized REITs - 0.2%
American Tower Corp	61,810	10,110,262
TOTAL REAL ESTATE		13,198,978
Utilities - 0.6%
Electric Utilities - 0.5%
NextEra Energy Inc	37,900	3,326,483
Southern Co/The	290,300	27,784,613
		31,111,096
Multi-Utilities - 0.1%
Sempra	81,400	7,546,594
TOTAL UTILITIES		38,657,690
TOTAL UNITED STATES		6,209,707,211
TOTAL COMMON STOCKS (Cost $4,153,081,729)		6,699,088,399

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series G (d)(e) (Cost $7,100,337)	27,400	16,138,874

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	272,320,751	272,375,215
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	26,721,028	26,723,700
TOTAL MONEY MARKET FUNDS (Cost $299,097,399)			299,098,915

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,459,279,465)	7,014,326,188
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(22,131,619)
NET ASSETS - 100.0%	6,992,194,569

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	808	30,197,384	410.00	9/2026	(880,720)
Micron Technology Inc	Chicago Board Options Exchange	100	11,542,900	760.00	7/2026	(4,012,000)
Micron Technology Inc	Chicago Board Options Exchange	100	11,542,900	800.00	7/2026	(3,628,750)
Micron Technology Inc	Chicago Board Options Exchange	72	8,310,888	1,250.00	8/2026	(903,960)

						(9,425,430)
TOTAL WRITTEN OPTIONS (Premiums Received $(2,822,592))						(9,425,430)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $61,594,072.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,138,874 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	7,100,337

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	281,679,974	1,017,181,085	1,026,485,947	12,505,213	(1,413)	1,516	272,375,215	272,320,751	0.4%
Fidelity Securities Lending Cash Central Fund	48,867,560	405,002,388	427,146,971	161,571	723	-	26,723,700	26,721,028	0.1%
Total	330,547,534	1,422,183,473	1,453,632,918	12,666,784	(690)	1,516	299,098,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	760,344,509	760,344,509	-	-
Consumer Discretionary	468,634,452	468,634,452	-	-
Consumer Staples	378,187,313	355,733,882	22,453,431	-
Energy	462,955,345	462,953,247	2,098	-
Financials	844,342,273	844,342,273	-	-
Health Care	569,866,030	569,866,030	-	-
Industrials	1,067,056,002	1,031,412,150	35,643,852	-
Information Technology	2,074,625,569	2,074,625,569	-	-
Materials	21,220,238	21,220,238	-	-
Real Estate	13,198,978	13,198,978	-	-
Utilities	38,657,690	38,657,690	-	-

Convertible Preferred Stocks
Information Technology	16,138,874	-	-	16,138,874

Money Market Funds	299,098,915	299,098,915	-	-
Total Investments in Securities:	7,014,326,188	6,940,087,933	58,099,381	16,138,874
Derivative Instruments:

Liabilities
Written Options	(9,425,430)	(9,425,430)	-	-
Total Liabilities	(9,425,430)	(9,425,430)	-	-
Total Derivative Instruments:	(9,425,430)	(9,425,430)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(9,425,430)
Total Equity Risk	-	(9,425,430)
Total Value of Derivatives	-	(9,425,430)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $38,689,140) - See accompanying schedule:
Unaffiliated issuers (cost $4,160,182,066)	$6,715,227,273
Fidelity Central Funds (cost $299,097,399)	299,098,915

Total Investment in Securities (cost $4,459,279,465)		$7,014,326,188
Cash		943,913
Foreign currency held at value (cost $6,265)		6,266
Receivable for investments sold		2,066,463
Receivable for fund shares sold		18,351,934
Dividends receivable		4,043,473
Interest receivable		60
Distributions receivable from Fidelity Central Funds		851,252
Other receivables		4,086
Total assets		7,040,593,635
Liabilities
Payable for investments purchased	$1,382,086
Payable for fund shares redeemed	7,391,525
Accrued management fee	3,173,830
Distribution and service plan fees payable	165,598
Written options, at value (premium received $2,822,592)	9,425,430
Other payables and accrued expenses	136,897
Collateral on securities loaned	26,723,700
Total liabilities		48,399,066
Net Assets		$6,992,194,569
Net Assets consist of:
Paid in capital		$4,226,318,773
Total accumulated earnings (loss)		2,765,875,796
Net Assets		$6,992,194,569

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($407,322,754 ÷ 12,103,885 shares)(a)		$33.65
Maximum offering price per share (100/94.25 of $33.65)		$35.70
Class M :
Net Asset Value and redemption price per share ($52,092,580 ÷ 1,547,610 shares)(a)		$33.66
Maximum offering price per share (100/96.50 of $33.66)		$34.88
Class C :
Net Asset Value and offering price per share ($74,404,353 ÷ 2,280,319 shares)(a)		$32.63
Mega Cap Stock :
Net Asset Value, offering price and redemption price per share ($3,910,306,854 ÷ 113,834,368 shares)		$34.35
Class I :
Net Asset Value, offering price and redemption price per share ($1,119,007,720 ÷ 32,549,037 shares)		$34.38
Class Z :
Net Asset Value, offering price and redemption price per share ($1,429,060,308 ÷ 41,889,655 shares)		$34.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$70,164,096
Interest		96,950
Income from Fidelity Central Funds (including $161,571 from security lending)		12,666,784
Security lending		3,485
Total income		82,931,315
Expenses
Management fee	$31,547,841
Distribution and service plan fees	1,688,838
Custodian fees and expenses	124,026
Independent trustees' fees and expenses	16,258
Registration fees	411,822
Audit fees	62,690
Legal	6,525
Miscellaneous	15,066
Total expenses before reductions	33,873,066
Expense reductions	(4,476)
Total expenses after reductions		33,868,590
Net Investment income (loss)		49,062,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	272,170,063
Fidelity Central Funds	(690)
Foreign currency transactions	(68,692)
Written options	3,903,823
Total net realized gain (loss)		276,004,504
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	900,813,086
Fidelity Central Funds	1,516
Assets and liabilities in foreign currencies	(24,603)
Written options	(6,739,047)
Total change in net unrealized appreciation (depreciation)		894,050,952
Net gain (loss)		1,170,055,456
Net increase (decrease) in net assets resulting from operations		$1,219,118,181
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,062,725	$38,000,257
Net realized gain (loss)	276,004,504	135,946,700
Change in net unrealized appreciation (depreciation)	894,050,952	498,496,616
Net increase (decrease) in net assets resulting from operations	1,219,118,181	672,443,573
Distributions to shareholders	(199,362,895)	(89,177,833)

Share transactions - net increase (decrease)	1,725,991,916	604,795,252
Total increase (decrease) in net assets	2,745,747,202	1,188,060,992

Net Assets
Beginning of period	4,246,447,367	3,058,386,375
End of period	$6,992,194,569	$4,246,447,367

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$24.18	$19.23	$16.14	$19.05
Income from Investment Operations
Net investment income (loss) A,B	.18	.21	.21	.17	.14
Net realized and unrealized gain (loss)	6.42	4.42	5.12	3.61	(2.17)
Total from investment operations	6.60	4.63	5.33	3.78	(2.03)
Distributions from net investment income	(.19)	(.20)	(.17)	(.18)	(.29)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)
Total distributions	(1.14)	(.62)	(.38)	(.69)	(.88)
Net asset value, end of period	$33.65	$28.19	$24.18	$19.23	$16.14
Total Return C,D	24.09%	19.63%	28.13%	24.10%	(11.25)% E
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.86%	.88%	.90%	.90%
Expenses net of fee waivers, if any	.86%	.86%	.88%	.90%	.89%
Expenses net of all reductions, if any	.86%	.86%	.88%	.90%	.89%
Net investment income (loss)	.59%	.83%	1.01%	.99%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$407,323	$271,642	$208,007	$133,252	$88,064
Portfolio turnover rate H	16%	15%	9%	18%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.29)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class M

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$24.17	$19.22	$16.13	$19.03
Income from Investment Operations
Net investment income (loss) A,B	.11	.15	.16	.13	.10
Net realized and unrealized gain (loss)	6.42	4.43	5.12	3.61	(2.17)
Total from investment operations	6.53	4.58	5.28	3.74	(2.07)
Distributions from net investment income	(.10)	(.14)	(.12)	(.13)	(.24)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)
Total distributions	(1.06) C	(.56)	(.33)	(.65) C	(.83)
Net asset value, end of period	$33.66	$28.19	$24.17	$19.22	$16.13
Total Return D,E	23.77%	19.34%	27.81%	23.76%	(11.45)% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11%	1.11%	1.12%	1.16%	1.15%
Expenses net of fee waivers, if any	1.11%	1.11%	1.11%	1.16%	1.15%
Expenses net of all reductions, if any	1.11%	1.11%	1.11%	1.16%	1.15%
Net investment income (loss)	.34%	.58%	.78%	.73%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$52,093	$41,900	$36,231	$30,973	$25,617
Portfolio turnover rate I	16%	15%	9%	18%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.49)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class C

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.40	$23.53	$18.74	$15.74	$18.58
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.01	.05	.03	- C
Net realized and unrealized gain (loss)	6.23	4.32	4.99	3.53	(2.12)
Total from investment operations	6.18	4.33	5.04	3.56	(2.12)
Distributions from net investment income	(.01)	(.04)	(.04)	(.04)	(.15)
Distributions from net realized gain	(.94)	(.42)	(.21)	(.51)	(.58)
Total distributions	(.95)	(.46)	(.25)	(.56) D	(.72) D
Net asset value, end of period	$32.63	$27.40	$23.53	$18.74	$15.74
Total Return E,F	23.13%	18.75%	27.12%	23.12%	(11.90)% G
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.63%	1.64%	1.66%	1.69%	1.67%
Expenses net of fee waivers, if any	1.63%	1.64%	1.65%	1.68%	1.67%
Expenses net of all reductions, if any	1.63%	1.63%	1.65%	1.68%	1.67%
Net investment income (loss)	(.18)%	.06%	.24%	.21%	-% J
Supplemental Data
Net assets, end of period (000 omitted)	$74,404	$47,843	$34,772	$23,061	$20,255
Portfolio turnover rate K	16%	15%	9%	18%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.94)%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Mega Cap Stock Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.75	$24.63	$19.58	$16.42	$19.36
Income from Investment Operations
Net investment income (loss) A,B	.27	.29	.28	.22	.20
Net realized and unrealized gain (loss)	6.55	4.52	5.20	3.68	(2.21)
Total from investment operations	6.82	4.81	5.48	3.90	(2.01)
Distributions from net investment income	(.26)	(.27)	(.22)	(.23)	(.34)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)
Total distributions	(1.22) C	(.69)	(.43)	(.74)	(.93)
Net asset value, end of period	$34.35	$28.75	$24.63	$19.58	$16.42
Total Return D	24.41%	20.02%	28.44%	24.46%	(10.99)% E
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58%	.58%	.61%	.63%	.61%
Expenses net of fee waivers, if any	.58%	.58%	.60%	.62%	.61%
Expenses net of all reductions, if any	.58%	.58%	.60%	.62%	.61%
Net investment income (loss)	.87%	1.11%	1.29%	1.27%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,910,307	$2,534,999	$1,973,946	$1,203,802	$927,217
Portfolio turnover rate H	16%	15%	9%	18%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.03)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class I

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.78	$24.66	$19.61	$16.45	$19.39
Income from Investment Operations
Net investment income (loss) A,B	.27	.28	.27	.22	.19
Net realized and unrealized gain (loss)	6.55	4.53	5.22	3.68	(2.21)
Total from investment operations	6.82	4.81	5.49	3.90	(2.02)
Distributions from net investment income	(.27)	(.27)	(.23)	(.23)	(.34)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)
Total distributions	(1.22)	(.69)	(.44)	(.74)	(.92) C
Net asset value, end of period	$34.38	$28.78	$24.66	$19.61	$16.45
Total Return D	24.42%	20.00%	28.45%	24.43%	(11.00)% E
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59%	.59%	.63%	.63%	.65%
Expenses net of fee waivers, if any	.59%	.59%	.62%	.62%	.64%
Expenses net of all reductions, if any	.59%	.59%	.62%	.62%	.64%
Net investment income (loss)	.86%	1.10%	1.27%	1.26%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,119,008	$531,235	$382,995	$132,416	$52,884
Portfolio turnover rate H	16%	15%	9%	18%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.04)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class Z

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.56	$24.48	$19.46	$16.32	$19.25
Income from Investment Operations
Net investment income (loss) A,B	.31	.31	.30	.24	.22
Net realized and unrealized gain (loss)	6.49	4.49	5.17	3.66	(2.20)
Total from investment operations	6.80	4.80	5.47	3.90	(1.98)
Distributions from net investment income	(.30)	(.30)	(.24)	(.25)	(.36)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)
Total distributions	(1.25)	(.72)	(.45)	(.76)	(.95)
Net asset value, end of period	$34.11	$28.56	$24.48	$19.46	$16.32
Total Return C	24.55%	20.14%	28.59%	24.62%	(10.92)% D
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.52%	.52%	.51%
Expenses net of fee waivers, if any	.47%	.47%	.51%	.52%	.51%
Expenses net of all reductions, if any	.47%	.47%	.51%	.52%	.51%
Net investment income (loss)	.98%	1.22%	1.38%	1.37%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,429,060	$818,829	$422,435	$192,632	$222,146
Portfolio turnover rate G	16%	15%	9%	18%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (10.96)%.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions and losses deferred due to wash sales and offsetting positioins.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,715,904,826
Gross unrealized depreciation	(172,173,583)
Net unrealized appreciation (depreciation)	$2,543,731,243
Tax Cost	$4,461,169,515

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$53,397,582
Undistributed long-term capital gain	$168,806,381
Net unrealized appreciation (depreciation) on securities and other investments	$2,543,671,832

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$47,449,713	$40,014,802
Long-term Capital Gains	151,913,182	49,163,031
Total	$199,362,895	$89,177,833

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Mega Cap Stock Fund
Equity Risk
Purchased Options	(370,188)	-
Written Options	3,903,823	(6,739,047)
Total Equity Risk	3,533,635	(6,739,047)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	2,456,740,940	852,110,013
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	849,458	37,011
Class M	.25%	.25%	234,656	-
Class C	.75%	.25%	604,724	185,908
			1,688,838	222,919
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	330,246
Class M	5,772
Class CA	229
336,247

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mega Cap Stock Fund	14,344

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	180,157,925	66,819,876	19,016,591
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Mega Cap Stock Fund	6,018
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mega Cap Stock Fund	17,872	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mega Cap Stock Fund	12,924,017
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,476.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2026	Year ended June 30, 2025
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$11,657,006	$5,497,190
Class M	1,553,367	831,613
Class C	1,755,590	716,276
Mega Cap Stock	117,539,238	56,920,560
Class I	27,071,109	10,394,212
Class Z	39,786,585	14,817,982
Total	$199,362,895	$89,177,833

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
Fidelity Mega Cap Stock Fund
Class A
Shares sold	3,631,579	2,257,768	$112,055,461	$57,316,050
Reinvestment of distributions	396,807	226,275	11,561,937	5,446,810
Shares redeemed	(1,559,554)	(1,452,835)	(48,657,379)	(36,329,356)
Net increase (decrease)	2,468,832	1,031,208	$74,960,019	$26,433,504
Class M
Shares sold	338,492	274,899	$10,490,139	$7,029,016
Reinvestment of distributions	53,288	34,505	1,552,225	830,344
Shares redeemed	(330,545)	(322,309)	(10,200,012)	(8,260,393)
Net increase (decrease)	61,235	(12,905)	$1,842,352	$(401,033)
Class C
Shares sold	851,865	613,877	$25,616,870	$15,117,464
Reinvestment of distributions	61,965	30,558	1,752,768	714,530
Shares redeemed	(379,653)	(375,984)	(11,353,509)	(9,195,448)
Net increase (decrease)	534,177	268,451	$16,016,129	$6,636,546
Mega Cap Stock
Shares sold	48,674,960	28,871,381	$1,523,746,506	$746,504,089
Reinvestment of distributions	3,599,225	2,114,955	107,066,791	51,888,381
Shares redeemed	(26,624,666)	(22,938,304)	(842,554,136)	(585,929,361)
Net increase (decrease)	25,649,519	8,048,032	$788,259,161	$212,463,109
Class I
Shares sold	21,941,338	10,205,393	$688,279,009	$264,428,691
Reinvestment of distributions	897,849	414,797	26,773,221	10,192,705
Shares redeemed	(8,748,922)	(7,691,002)	(277,413,318)	(195,541,442)
Net increase (decrease)	14,090,265	2,929,188	$437,638,912	$79,079,954
Class Z
Shares sold	19,307,346	21,046,412	$600,766,390	$516,960,294
Reinvestment of distributions	541,957	278,046	16,071,557	6,781,731
Shares redeemed	(6,629,370)	(9,908,650)	(209,562,604)	(243,158,853)
Net increase (decrease)	13,219,933	11,415,808	$407,275,343	$280,583,172

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Mega Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mega Cap Stock Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026, $219,133,202, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $7,404,161 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 100%, and 100%; Class M designates 100%, and 100%; Class C designates 100%, and 100%; Mega Cap Stock designates 100%, and 91%; Class I designates 100%, and 89%; and Class Z designates 100%, and 82%; of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Mega Cap Stock, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mega Cap Stock Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.723705.127
GII-ANN-0826
Fidelity® Growth Discovery Fund

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Discovery Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	430,248	35,843,961
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	147,370	44,116,860
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,197,400	18,008,896
CANADA - 0.9%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	260,700	29,766,726
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (a)	99,324	15,408,132
Franco-Nevada Corp	77,000	16,066,709
TOTAL MATERIALS		31,474,841
TOTAL CANADA		61,241,567
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	499,508	25,310,265
Lundin Mining Corp	875,574	21,336,039

TOTAL CHILE		46,646,304
CHINA - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	458,665	26,661,606
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	188,541	4,989,288
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(b)(d)	993,684	10
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	18,610	32,866,034
LUXEMBOURG - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA depository receipt	617,100	37,161,762
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (a)	21,491	3,745,022
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	41,102	38,133,203
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	13,600	3,822,008
TOTAL NETHERLANDS		41,955,211
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	237,200	2,146,371
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Epiroc AB A Shares	274,000	7,517,669
TAIWAN - 3.5%
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	183,000	12,736,695
Semiconductors & Semiconductor Equipment - 3.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	468,316	223,653,672
TOTAL TAIWAN		236,390,367
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	3,300	4,547,202
UNITED STATES - 88.4%
Communication Services - 13.6%
Diversified Telecommunication Services - 0.6%
Space Exploration Technologies Corp (c)	136,663	23,350,240
Space Exploration Technologies Corp (c)	99,145	16,092,919
Space Exploration Technologies Corp Class A	77	13,156
		39,456,315
Entertainment - 0.2%
Live Nation Entertainment Inc (b)	81,234	14,874,758
Interactive Media & Services - 12.8%
Alphabet Inc Class A	1,973,918	705,419,076
Alphabet Inc Class C	95,850	33,866,681
Epic Games Inc (b)(d)(e)	2,244	990,591
Meta Platforms Inc Class A	214,436	120,789,654
		861,066,002
TOTAL COMMUNICATION SERVICES		915,397,075
Consumer Discretionary - 7.1%
Automobiles - 2.4%
Tesla Inc (b)	386,112	162,398,707
Waymo LLC Class B (d)(e)	3,000	492,960
		162,891,667
Broadline Retail - 2.3%
Amazon.com Inc (b)	640,912	152,754,966
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc	122,821	40,587,428
Viking Holdings Ltd (b)	540,435	56,567,331
		97,154,759
Household Durables - 0.4%
Blu Homes Inc (b)(d)(e)	3,320,224	1,029
SharkNinja Inc (b)	213,900	32,570,553
		32,571,582
Specialty Retail - 0.6%
Ross Stores Inc	105,200	22,391,820
Williams-Sonoma Inc	64,717	15,085,533
		37,477,353
TOTAL CONSUMER DISCRETIONARY		482,850,327
Energy - 0.8%
Energy Equipment & Services - 0.1%
SLB Ltd	150,024	6,974,615
Oil, Gas & Consumable Fuels - 0.7%
APA Corp	715,894	23,316,668
Exxon Mobil Corp	159,857	21,855,649
Ovintiv Inc	54,200	2,853,630
		48,025,947
TOTAL ENERGY		55,000,562
Financials - 3.8%
Banks - 0.3%
Bank of America Corp	311,198	17,732,062
Pathward Financial Inc	37,000	3,221,220
		20,953,282
Capital Markets - 1.5%
Cboe Global Markets Inc	71,300	17,302,371
Morgan Stanley	295,510	61,773,410
State Street Corp	114,500	19,419,200
		98,494,981
Financial Services - 2.0%
Mastercard Inc Class A	264,538	135,866,717
TOTAL FINANCIALS		255,314,980
Health Care - 6.8%
Biotechnology - 2.2%
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	7
Alnylam Pharmaceuticals Inc (b)	93,819	28,242,334
Blueprint Medicines Corp rights (b)(d)(e)	20,114	0
Cogent Biosciences Inc (b)	213,545	8,264,192
Cytokinetics Inc (b)	128,101	10,912,924
Hemab Therapeutics Holdings Inc	29,100	1,068,843
Insmed Inc (b)	235,186	25,075,531
Legend Biotech Corp ADR (b)	240,613	6,948,903
Moderna Inc (a)(b)	551,960	38,653,759
Revolution Medicines Inc (b)	76,300	14,289,464
Twist Bioscience Corp (b)	12,100	1,244,848
Tyra Biosciences Inc (b)	341,700	10,913,898
		145,614,703
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp (b)	389,200	35,207,032
Medline Inc Class A (a)	750,200	29,587,888
		64,794,920
Pharmaceuticals - 3.6%
Crinetics Pharmaceuticals Inc (b)	132,400	4,954,408
Eli Lilly & Co	200,714	240,742,393
		245,696,801
TOTAL HEALTH CARE		456,106,424
Industrials - 9.0%
Aerospace & Defense - 0.6%
Anduril Industries Inc Class B (d)(e)	800	55,160
Beta Technologies Inc Class A (b)	34,600	579,550
Boeing Co (b)	169,000	36,583,430
GE Aerospace	13,950	5,213,534
		42,431,674
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	26,301	4,953,529
Building Products - 0.8%
Trane Technologies PLC	109,210	53,639,584
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	57,400	29,020,866
EMCOR Group Inc	18,400	15,269,792
		44,290,658
Electrical Equipment - 1.8%
Eaton Corp PLC	30,800	13,124,496
GE Vernova Inc	63,807	74,964,292
Nextpower Inc Class A (b)	285,700	34,038,298
		122,127,086
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	117,498	25,450,067
Machinery - 3.5%
Caterpillar Inc	61,200	65,171,880
Cummins Inc	62,200	44,361,662
Deere & Co	51,279	32,527,808
PACCAR Inc	214,400	25,753,728
Parker-Hannifin Corp	26,200	25,626,744
Westinghouse Air Brake Technologies Corp	167,161	45,066,606
		238,508,428
Passenger Airlines - 0.4%
Delta Air Lines Inc	280,818	26,301,414
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	136,018	32,367,541
United Rentals Inc	16,156	18,302,971
		50,670,512
TOTAL INDUSTRIALS		608,372,952
Information Technology - 45.5%
Communications Equipment - 0.7%
Arista Networks Inc (b)	218,900	37,186,732
Lumentum Holdings Inc (b)	10,100	8,666,406
		45,853,138
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	391,607	69,048,146
Coherent Corp (b)	60,400	23,825,988
Corning Inc	201,400	51,443,602
		144,317,736
Semiconductors & Semiconductor Equipment - 31.6%
Advanced Micro Devices Inc (b)	327,800	190,422,298
Analog Devices Inc	147,000	58,383,990
Applied Materials Inc	152,000	109,896,000
Broadcom Inc	767,993	290,109,356
Intel Corp (b)	379,600	53,003,548
KLA Corp	232,400	70,117,404
Lam Research Corp	249,500	108,115,835
MACOM Technology Solutions Holdings Inc (b)	66,100	25,142,457
Marvell Technology Inc	216,100	64,374,029
Micron Technology Inc	151,700	175,105,793
Monolithic Power Systems Inc	9,000	12,441,240
NVIDIA Corp	4,624,694	925,355,023
SiTime Corp (b)	27,400	20,428,344
Teradyne Inc	54,800	26,514,432
		2,129,409,749
Software - 5.4%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	1,014,955	263,888
Cadence Design Systems Inc (b)	191,400	71,836,248
Canva Inc Class A (b)(d)(e)	2,900	3,684,827
Crowdstrike Holdings Inc Class A (b)	29,600	22,588,944
Datadog Inc Class A (b)	257,600	67,068,736
Microsoft Corp	408,699	152,452,901
Palo Alto Networks Inc (b)	145,600	49,652,512
		367,548,056
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc	1,172,644	339,316,269
Seagate Technology Holdings PLC	47,300	45,644,500
		384,960,769
TOTAL INFORMATION TECHNOLOGY		3,072,089,448
Materials - 1.5%
Chemicals - 0.5%
Corteva Inc	396,168	33,551,468
Metals & Mining - 1.0%
Alcoa Corp	974,515	50,811,212
Steel Dynamics Inc	59,500	13,652,870
		64,464,082
TOTAL MATERIALS		98,015,550
Real Estate - 0.1%
Health Care REITs - 0.1%
Ventas Inc	147,900	13,133,520
Utilities - 0.2%
Electric Utilities - 0.2%
NRG Energy Inc	96,755	14,132,035
TOTAL UNITED STATES		5,970,412,873
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	64	1,748
TOTAL COMMON STOCKS (Cost $3,953,841,529)		6,574,252,751

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(e)	10,600	1,741,792
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	30,000	450,300
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	75,700	139,287
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(d)(e)	114,642	7,904,566
Anduril Industries Inc Series G (b)(d)(e)	7,400	510,230
Anduril Industries Inc Series H (d)(e)	66,800	4,605,860
		13,020,656
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (d)(e)	58,100	3,268,706
TOTAL INDUSTRIALS		16,289,362
Information Technology - 1.3%
Software - 1.3%
Anthropic PBC Series F (d)(e)	25,300	14,901,953
Anthropic PBC Series G (d)(e)	42,800	25,209,628
Anthropic PBC Series H (d)(e)	26,600	15,667,666
Asapp Inc Series C (b)(d)(e)	250,763	401,221
Asapp Inc Series D (b)(d)(e)	1,768,998	1,786,688
Canva Inc Series A (b)(d)(e)	423	537,476
Canva Inc Series A2 (b)(d)(e)	77	97,839
Databricks Inc Series K (d)(e)	23,900	4,758,968
OpenAI Group Pbc Series A-2 (d)(e)	18,274	12,566,847
World Labs Technologies Inc Series C (d)(e)	6,200	1,944,134
World Labs Technologies Inc Series C PRIME (d)(e)	4,743	1,592,747
TOTAL INFORMATION TECHNOLOGY		79,465,167
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(d)(e)	50,974	1,401,785
Illuminated Holdings Inc Series C3 (b)(d)(e)	63,718	1,756,705
Illuminated Holdings Inc Series C4 (b)(d)(e)	18,303	506,810
Illuminated Holdings Inc Series C5 (b)(d)(e)	36,887	1,031,729
Illuminated Holdings Inc Series E2 (d)(e)	113,528	3,122,021
TOTAL MATERIALS		7,819,050
TOTAL UNITED STATES		105,904,958
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $70,038,183)		105,904,958

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	29,130,512	29,136,338
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	54,486,495	54,491,943
TOTAL MONEY MARKET FUNDS (Cost $83,626,191)			83,628,281

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,107,505,903)	6,763,785,990
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,565,099)
NET ASSETS - 100.0%	6,753,220,891

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $39,443,159 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,940,615 or 1.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	382,824

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,491,927

Anduril Industries Inc Series G	4/17/2025	302,533

Anduril Industries Inc Series H	5/12/2026	4,606,040

Anthropic PBC Series F	8/18/2025	3,566,480

Anthropic PBC Series G	1/27/2026	11,091,038

Anthropic PBC Series H	5/28/2026	15,667,653

Asapp Inc Series C	4/30/2021	1,654,308

Asapp Inc Series D	8/29/2023	6,830,986

Asapp Inc warrants 8/28/2028	8/29/2023	1

Blu Homes Inc	5/21/2020	5,743

Blueprint Medicines Corp rights	7/21/2025	9,252

Canva Inc Class A	8/19/2025 - 11/12/2025	4,773,806

Canva Inc Series A	9/22/2023	451,198

Canva Inc Series A2	9/22/2023	82,132

Databricks Inc Series K	9/8/2025	3,585,000

ElevateBio LLC Series C	3/9/2021	317,561

Epic Games Inc	3/29/2021	1,985,940

Illuminated Holdings Inc Series C2	7/7/2020	1,274,350

Illuminated Holdings Inc Series C3	7/7/2020	1,911,540

Illuminated Holdings Inc Series C4	1/8/2021	658,908

Illuminated Holdings Inc Series C5	6/16/2021	1,593,518

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	1,908,400

OpenAI Group Pbc Series A-2	9/30/2024	3,433,000

Revolut Group Holdings Ltd	1/28/2026	4,653,315

Waymo LLC Class B	4/22/2026	492,948

Waymo LLC Series D-2	2/2/2026	1,741,749

World Labs Technologies Inc Series C	2/17/2026	1,613,479

World Labs Technologies Inc Series C PRIME	2/17/2026	1,604,605

Zipline International Inc Series H	12/3/2025	3,268,954

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,622,227	1,140,080,568	1,174,568,749	944,928	202	2,090	29,136,338	29,130,512	0.0%
Fidelity Securities Lending Cash Central Fund	186,613,316	705,873,691	837,996,443	413,557	1,379	-	54,491,943	54,486,495	0.1%
Total	250,235,543	1,845,954,259	2,012,565,192	1,358,485	1,581	2,090	83,628,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	915,397,075	874,963,325	39,443,159	990,591
Consumer Discretionary	487,839,615	487,345,626	-	493,989
Energy	55,000,562	55,000,562	-	-
Financials	259,862,182	255,314,980	-	4,547,202
Health Care	538,356,497	538,356,480	-	17
Industrials	642,552,227	608,317,792	34,179,275	55,160
Information Technology	3,374,934,583	3,325,383,139	45,602,729	3,948,715
Materials	273,044,455	270,898,084	2,146,371	-
Real Estate	13,133,520	13,133,520	-	-
Utilities	14,132,035	14,132,035	-	-

Convertible Preferred Stocks
Consumer Discretionary	1,741,792	-	-	1,741,792
Financials	450,300	-	-	450,300
Health Care	139,287	-	-	139,287
Industrials	16,289,362	-	-	16,289,362
Information Technology	79,465,167	-	-	79,465,167
Materials	7,819,050	-	-	7,819,050

Money Market Funds	83,628,281	83,628,281	-	-
Total Investments in Securities:	6,763,785,990	6,526,473,824	121,371,534	115,940,632
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	7,720,638	(42,554)	(4,171,437)	9,962,027	(3,433,000)	-	-	-	10,035,674	(2,600,472)
Convertible Preferred Stocks	18,502,273	-	39,735,053	52,086,397	(4,418,765)	-	-	-	105,904,958	42,778,184
Convertible Corporate Bonds	793,732	-	15,868	-	(809,600)	-	-	-	-	-
Preferred Securities	1,310,539	-	(211,739)	-	(1,098,800)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $76,959,595) - See accompanying schedule:
Unaffiliated issuers (cost $4,023,879,712)	$6,680,157,709
Fidelity Central Funds (cost $83,626,191)	83,628,281

Total Investment in Securities (cost $4,107,505,903)		$6,763,785,990
Cash		30,645,118
Foreign currency held at value (cost $3,857,569)		3,853,361
Receivable for investments sold		35,925,547
Receivable for fund shares sold		2,140,893
Dividends receivable		1,251,312
Distributions receivable from Fidelity Central Funds		136,358
Other receivables		16,078
Total assets		6,837,754,657
Liabilities
Payable for investments purchased	$21,858,334
Payable for fund shares redeemed	4,432,407
Accrued management fee	3,673,020
Other payables and accrued expenses	85,246
Collateral on securities loaned	54,484,759
Total liabilities		84,533,766
Net Assets		$6,753,220,891
Net Assets consist of:
Paid in capital		$4,017,025,220
Total accumulated earnings (loss)		2,736,195,671
Net Assets		$6,753,220,891

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value, offering price and redemption price per share ($6,052,016,781 ÷ 76,438,307 shares)		$79.18
Class K :
Net Asset Value, offering price and redemption price per share ($701,204,110 ÷ 8,831,258 shares)		$79.40
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$32,292,905
Income from Fidelity Central Funds (including $413,557 from security lending)		1,358,485
Security lending		14,007
Total income		33,665,397
Expenses
Management fee
Basic fee	$38,194,019
Performance adjustment	(5,054,322)
Custodian fees and expenses	74,678
Independent trustees' fees and expenses	20,346
Registration fees	116,411
Audit fees	82,308
Legal	7,892
Interest	50,985
Miscellaneous	21,043
Total expenses		33,513,360
Net Investment income (loss)		152,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	237,236,919
Redemptions in-kind	554,951,694
Fidelity Central Funds	1,581
Foreign currency transactions	(401,969)
Futures contracts	1,660,672
Total net realized gain (loss)		793,448,897
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	535,681,881
Fidelity Central Funds	2,090
Assets and liabilities in foreign currencies	(79,477)
Total change in net unrealized appreciation (depreciation)		535,604,494
Net gain (loss)		1,329,053,391
Net increase (decrease) in net assets resulting from operations		$1,329,205,428
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,037	$32,348
Net realized gain (loss)	793,448,897	676,202,460
Change in net unrealized appreciation (depreciation)	535,604,494	(3,389,348)
Net increase (decrease) in net assets resulting from operations	1,329,205,428	672,845,460
Distributions to shareholders	(111,294,245)	(728,368,940)

Share transactions - net increase (decrease)	(778,165,705)	479,939,387
Total increase (decrease) in net assets	439,745,478	424,415,907

Net Assets
Beginning of period	6,313,475,413	5,889,059,506
End of period	$6,753,220,891	$6,313,475,413

Financial Highlights
Fidelity® Growth Discovery Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$65.48	$66.33	$50.18	$42.65	$58.70
Income from Investment Operations
Net investment income (loss) A,B	- C	- C	(.04)	.18	(.07)
Net realized and unrealized gain (loss)	14.81	7.05	17.56	8.84	(8.48)
Total from investment operations	14.81	7.05	17.52	9.02	(8.55)
Distributions from net investment income	(.12)	-	(.03)	(.01)	(.13)
Distributions from net realized gain	(.99)	(7.90)	(1.35)	(1.48)	(7.37)
Total distributions	(1.11)	(7.90)	(1.37) D	(1.49)	(7.50)
Net asset value, end of period	$79.18	$65.48	$66.33	$50.18	$42.65
Total Return E	22.93%	12.24%	35.89%	21.46%	(17.10)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53%	.62%	.69%	.83%	.77%
Expenses net of fee waivers, if any	.53%	.62%	.69%	.83%	.77%
Expenses net of all reductions, if any	.53%	.62%	.69%	.83%	.77%
Net investment income (loss)	-% H	(.01)%	(.08)%	.40%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,052,017	$5,621,912	$5,286,394	$3,073,034	$2,338,597
Portfolio turnover rate I	82 % J	60% J	41% J	53%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Discovery Fund Class K

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$65.66	$66.47	$50.29	$42.71	$58.78
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.01	.22	(.02)
Net realized and unrealized gain (loss)	14.86	7.07	17.59	8.87	(8.50)
Total from investment operations	14.90	7.11	17.60	9.09	(8.52)
Distributions from net investment income	(.17)	-	(.08)	(.03)	(.16)
Distributions from net realized gain	(.99)	(7.92)	(1.35)	(1.48)	(7.40)
Total distributions	(1.16)	(7.92)	(1.42) C	(1.51)	(7.55) C
Net asset value, end of period	$79.40	$65.66	$66.47	$50.29	$42.71
Total Return D	23.01%	12.32%	36.00%	21.61%	(17.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.54%	.59%	.73%	.68%
Expenses net of fee waivers, if any	.46%	.54%	.59%	.72%	.68%
Expenses net of all reductions, if any	.46%	.54%	.59%	.72%	.68%
Net investment income (loss)	.06%	.07%	.02%	.50%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$701,204	$691,564	$602,666	$380,324	$429,818
Portfolio turnover rate G	82 % H	60% H	41% H	53%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$10,035,674	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	4.0 - 15.5 / 7.4	Increase
			Enterprise value/Net income multiple (EV/NI)	28.0	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	2.0	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$105,904,958	Market approach	Transaction price	$12.76 - $338.31 / $301.54	Increase
			Discount rate	25.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	5.8 - 54.1 / 20.3	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 4.0 / 3.3	Increase
			Volatility	45.0% - 75.0% / 54.5%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,702,825,470
Gross unrealized depreciation	(62,229,175)
Net unrealized appreciation (depreciation)	$2,640,596,295
Tax Cost	$4,123,189,695

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$366,087
Undistributed long-term capital gain	$95,314,105
Net unrealized appreciation (depreciation) on securities and other investments	$2,640,515,478

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$12,451,447	$ 5,120,258
Long-term Capital Gains	98,842,798	723,248,682
Total	$111,294,245	$ 728,368,940

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	5,616,089,732	5,253,807,859

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	19,242,053	-	554,951,694	554,951,694	1,284,554,781

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	5,541,301	268,261,597	344,296,738
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Discovery	.66
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Discovery	.60
Class K	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Discovery Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.08)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Discovery Fund	60,345

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Discovery Fund	Borrower	21,217,150	4.33%	50,985

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	715,276,668	875,565,716	74,557,277
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Growth Discovery Fund	7,541
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Discovery Fund	39,252	14,378	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Discovery Fund	23,443,495
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2026	Year ended June 30, 2025
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$99,232,719	$656,325,543
Class K	12,061,526	72,043,397
Total	$111,294,245	$728,368,940
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	25,931,898	25,370,863	$1,762,095,366	$1,578,561,607
Reinvestment of distributions	1,292,252	10,154,732	86,219,060	601,890,192
Shares redeemed	(36,647,183)	(29,364,939)	(2,506,089,240)	(1,791,187,382)
Net increase (decrease)	(9,423,033)	6,160,656	$(657,774,814)	$389,264,417
Class K
Shares sold	1,177,598	3,855,430	$83,727,099	$238,997,686
Reinvestment of distributions	180,400	1,214,747	12,061,526	72,043,397
Shares redeemed	(3,058,628)	(3,604,447)	(216,179,516)	(220,366,113)
Net increase (decrease)	(1,700,630)	1,465,730	$(120,390,891)	$90,674,970
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Growth Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Discovery Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026, $239,813,895, or, if subsequently determined to be different, the net capital gain of such year.

Growth Discovery, and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Discovery, and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Discovery Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705796.128
CII-ANN-0826
Fidelity® Fund

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	136,900	40,982,548
CANADA - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd	1,058,908	118,908,294
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	63,900	3,857,004
TOTAL CANADA		122,765,298
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (a)	27,000	25,049,790
Newamsterdam Pharma Co NV (a)	243,800	8,262,382

TOTAL NETHERLANDS		33,312,172
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	41,400	19,771,398
UNITED KINGDOM - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,167,500	22,380,557
UNITED STATES - 96.0%
Communication Services - 12.3%
Entertainment - 1.7%
Netflix Inc (a)	1,204,000	85,965,600
Walt Disney Co/The	679,500	65,401,875
		151,367,475
Interactive Media & Services - 10.6%
Alphabet Inc Class A	2,423,254	865,998,282
Meta Platforms Inc Class A	145,901	82,184,574
		948,182,856
TOTAL COMMUNICATION SERVICES		1,099,550,331
Consumer Discretionary - 12.7%
Automobiles - 0.7%
General Motors Co	777,297	59,914,053
Broadline Retail - 5.9%
Amazon.com Inc (a)	2,194,430	523,020,446
Diversified Consumer Services - 0.5%
Service Corp International/US	593,402	45,074,816
Hotels, Restaurants & Leisure - 2.6%
Booking Holdings Inc	606,700	108,138,208
Domino's Pizza Inc	111,000	32,860,440
Viking Holdings Ltd (a)	853,800	89,367,246
		230,365,894
Household Durables - 1.1%
PulteGroup Inc	380,800	52,249,568
Somnigroup International Inc	554,200	43,449,280
		95,698,848
Specialty Retail - 1.5%
Lowe's Cos Inc	400,000	88,196,000
Ross Stores Inc	234,900	49,998,465
		138,194,465
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp	577,800	42,907,428
TOTAL CONSUMER DISCRETIONARY		1,135,175,950
Consumer Staples - 7.0%
Beverages - 4.7%
Coca-Cola Co/The	3,247,800	263,948,706
Keurig Dr Pepper Inc	4,734,400	154,956,912
		418,905,618
Consumer Staples Distribution & Retail - 1.1%
Kroger Co/The	674,400	37,449,432
Target Corp	434,700	56,776,167
		94,225,599
Household Products - 0.8%
Procter & Gamble Co/The	494,400	72,498,816
Personal Care Products - 0.4%
Kenvue Inc	1,890,049	36,118,836
TOTAL CONSUMER STAPLES		621,748,869
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
ConocoPhillips	431,800	44,889,928
Exxon Mobil Corp	1,076,185	147,136,013
Shell PLC ADR	708,800	54,960,352
TOTAL ENERGY		246,986,293
Financials - 11.1%
Banks - 5.8%
Bank of America Corp	1,522,400	86,746,352
KeyCorp	4,435,300	102,233,665
US Bancorp	2,068,425	124,932,870
Wells Fargo & Co	2,511,100	207,517,304
		521,430,191
Financial Services - 2.9%
Mastercard Inc Class A	510,508	262,196,909
Insurance - 2.4%
Arthur J Gallagher & Co	822,000	188,706,540
Reinsurance Group of America Inc	100,915	21,459,575
		210,166,115
TOTAL FINANCIALS		993,793,215
Health Care - 11.2%
Biotechnology - 3.2%
AbbVie Inc	365,500	91,974,420
Alnylam Pharmaceuticals Inc (a)	48,700	14,660,161
Biogen Inc (a)	134,000	28,952,040
Cogent Biosciences Inc (a)	476,900	18,456,030
Gilead Sciences Inc	478,100	60,403,154
Insmed Inc (a)	192,900	20,566,998
Kiniksa Pharmaceuticals International Plc Class A (a)	187,400	11,984,230
Kymera Therapeutics Inc (a)	52,700	6,043,109
Moderna Inc (a)	313,900	21,982,417
Tyra Biosciences Inc (a)	248,500	7,937,090
Vaxcyte Inc (a)	92,300	5,365,399
		288,325,048
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (a)	1,565,100	66,798,468
Edwards Lifesciences Corp (a)	284,000	25,690,640
Medline Inc Class A (b)	1,143,600	45,103,584
		137,592,692
Health Care Providers & Services - 2.4%
Cencora Inc	111,300	31,495,674
CVS Health Corp	1,465,000	151,554,250
GMR Solutions Inc Class A (b)	1,821,000	28,152,660
		211,202,584
Life Sciences Tools & Services - 1.4%
Danaher Corp	319,200	60,801,216
Thermo Fisher Scientific Inc	123,700	62,018,232
		122,819,448
Pharmaceuticals - 2.7%
Eli Lilly & Co	123,300	147,889,719
MBX Biosciences Inc (a)	321,100	17,724,720
Merck & Co Inc	524,100	67,346,850
Structure Therapeutics Inc ADR (a)	197,200	10,583,724
		243,545,013
TOTAL HEALTH CARE		1,003,484,785
Industrials - 6.9%
Aerospace & Defense - 3.7%
Anduril Industries Inc Class B (c)(d)	1,799	124,041
Anduril Industries Inc Class C (c)(d)	1	69
Boeing Co (a)	923,834	199,982,346
GE Aerospace	226,400	84,612,472
Howmet Aerospace Inc	159,100	42,775,626
		327,494,554
Building Products - 0.4%
Trane Technologies PLC	77,100	37,868,436
Electrical Equipment - 0.1%
GE Vernova Inc	9,400	11,043,684
Machinery - 2.4%
Parker-Hannifin Corp	148,600	145,348,632
Westinghouse Air Brake Technologies Corp	248,700	67,049,520
		212,398,152
Professional Services - 0.3%
Leidos Holdings Inc	251,000	25,845,470
TOTAL INDUSTRIALS		614,650,296
Information Technology - 27.4%
IT Services - 2.7%
IBM Corporation	465,500	130,903,255
Twilio Inc Class A (a)	536,500	110,696,045
		241,599,300
Semiconductors & Semiconductor Equipment - 14.0%
Broadcom Inc	864,200	326,451,550
NVIDIA Corp	4,569,700	914,351,273
		1,240,802,823
Software - 5.9%
Microsoft Corp	1,369,240	510,753,905
PTC Inc (a)	146,600	16,655,226
		527,409,131
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	1,495,900	432,853,624
TOTAL INFORMATION TECHNOLOGY		2,442,664,878
Materials - 0.9%
Chemicals - 0.9%
Corteva Inc	665,000	56,318,850
Mosaic Co/The	1,533,500	32,494,865
TOTAL MATERIALS		88,813,715
Real Estate - 1.3%
Residential REITs - 0.6%
Camden Property Trust	441,200	50,512,988
Retail REITs - 0.7%
Macerich Co/The	2,488,700	62,690,353
TOTAL REAL ESTATE		113,203,341
Utilities - 2.4%
Electric Utilities - 1.4%
Constellation Energy Corp	218,700	54,318,519
NRG Energy Inc	442,100	64,573,126
		118,891,645
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	345,600	54,822,528
Multi-Utilities - 0.4%
Sempra	391,600	36,305,236
TOTAL UTILITIES		210,019,409
TOTAL UNITED STATES		8,570,091,082
TOTAL COMMON STOCKS (Cost $5,394,212,748)		8,809,303,055

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (a)(c)(d)	17,400	1,199,730
Information Technology - 0.1%
Software - 0.1%
OpenAI Group Pbc Series A-2 (c)(d)	13,233	9,100,202
TOTAL UNITED STATES		10,299,932
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,197,399)		10,299,932

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	109,748,491	109,770,441
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	43,145,360	43,149,675
TOTAL MONEY MARKET FUNDS (Cost $152,919,851)			152,920,116

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $5,550,329,998)	8,972,523,103
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(46,552,048)
NET ASSETS - 100.0%	8,925,971,055

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,424,042 or 0.1% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	711,360

OpenAI Group Pbc Series A-2	9/30/2024	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,235,248	2,470,325,830	2,455,786,929	4,738,292	(3,741)	33	109,770,441	109,748,491	0.2%
Fidelity Securities Lending Cash Central Fund	80,332,269	606,663,539	643,856,081	139,933	9,948	-	43,149,675	43,145,360	0.1%
Total	175,567,517	3,076,989,369	3,099,643,010	4,878,225	6,207	33	152,920,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,099,550,331	1,099,550,331	-	-
Consumer Discretionary	1,135,175,950	1,135,175,950	-	-
Consumer Staples	621,748,869	621,748,869	-	-
Energy	365,894,587	365,894,587	-	-
Financials	993,793,215	993,793,215	-	-
Health Care	1,081,636,509	1,081,636,509	-	-
Industrials	637,030,853	614,526,186	22,380,557	124,110
Information Technology	2,462,436,276	2,462,436,276	-	-
Materials	88,813,715	88,813,715	-	-
Real Estate	113,203,341	113,203,341	-	-
Utilities	210,019,409	210,019,409	-	-

Convertible Preferred Stocks
Industrials	1,199,730	-	-	1,199,730
Information Technology	9,100,202	-	-	9,100,202

Money Market Funds	152,920,116	152,920,116	-	-
Total Investments in Securities:	8,972,523,103	8,939,718,504	22,380,557	10,424,042
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $48,868,054) - See accompanying schedule:
Unaffiliated issuers (cost $5,397,410,147)	$8,819,602,987
Fidelity Central Funds (cost $152,919,851)	152,920,116

Total Investment in Securities (cost $5,550,329,998)		$8,972,523,103
Cash		1,420,937
Receivable for fund shares sold		671,920
Dividends receivable		6,611,514
Distributions receivable from Fidelity Central Funds		336,041
Other receivables		20,587
Total assets		8,981,584,102
Liabilities
Payable for investments purchased	$5,302,158
Payable for fund shares redeemed	3,962,557
Accrued management fee	3,111,176
Other payables and accrued expenses	87,481
Collateral on securities loaned	43,149,675
Total liabilities		55,613,047
Net Assets		$8,925,971,055
Net Assets consist of:
Paid in capital		$5,268,315,044
Total accumulated earnings (loss)		3,657,656,011
Net Assets		$8,925,971,055

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value, offering price and redemption price per share ($8,617,742,786 ÷ 75,362,751 shares)		$114.35
Class K :
Net Asset Value, offering price and redemption price per share ($308,228,269 ÷ 2,692,185 shares)		$114.49
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$77,984,001
Interest		18,397
Income from Fidelity Central Funds (including $139,933 from security lending)		4,878,225
Security lending		897
Total income		82,881,520
Expenses
Management fee	$37,288,469
Custodian fees and expenses	83,240
Independent trustees' fees and expenses	27,996
Registration fees	76,947
Audit fees	93,724
Legal	11,939
Interest	4,270
Miscellaneous	28,673
Total expenses		37,615,258
Net Investment income (loss)		45,266,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,157,619)	481,924,040
Redemptions in-kind	1,016,477,964
Fidelity Central Funds	6,207
Foreign currency transactions	462,637
Futures contracts	6,016,330
Total net realized gain (loss)		1,504,887,178
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(350,841,177)
Fidelity Central Funds	33
Assets and liabilities in foreign currencies	(15,786)
Total change in net unrealized appreciation (depreciation)		(350,856,930)
Net gain (loss)		1,154,030,248
Net increase (decrease) in net assets resulting from operations		$1,199,296,510
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,266,262	$26,749,666
Net realized gain (loss)	1,504,887,178	1,739,805,867
Change in net unrealized appreciation (depreciation)	(350,856,930)	(830,051,188)
Net increase (decrease) in net assets resulting from operations	1,199,296,510	936,504,345
Distributions to shareholders	(107,608,837)	-

Share transactions - net increase (decrease)	(647,850,933)	(685,113,318)
Total increase (decrease) in net assets	443,836,740	251,391,027

Net Assets
Beginning of period	8,482,134,315	8,230,743,288
End of period	$8,925,971,055	$8,482,134,315

Financial Highlights
Fidelity® Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$101.22	$90.56	$69.85	$58.06	$72.20
Income from Investment Operations
Net investment income (loss) A,B	.55	.30	.42	.44	.25
Net realized and unrealized gain (loss)	13.90	10.36	22.08	11.74	(10.75)
Total from investment operations	14.45	10.66	22.50	12.18	(10.50)
Distributions from net investment income	(.45)	-	(.49)	(.39)	(.21)
Distributions from net realized gain	(.87)	-	(1.31)	-	(3.44)
Total distributions	(1.32)	-	(1.79) C	(.39)	(3.64) C
Net asset value, end of period	$114.35	$101.22	$90.56	$69.85	$58.06
Total Return D	14.33%	11.77%	32.89%	21.06%	(15.60)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.42%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.42%	.42%	.44%	.46%	.45%
Expenses net of all reductions, if any	.42%	.42%	.44%	.46%	.45%
Net investment income (loss)	.50%	.32%	.55%	.71%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$8,617,743	$8,184,621	$7,905,243	$6,125,431	$5,467,793
Portfolio turnover rate G	50 % H	31% H	25% H	43% H	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Fund Class K

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$101.34	$90.60	$69.88	$58.07	$72.21
Income from Investment Operations
Net investment income (loss) A,B	.64	.38	.48	.50	.30
Net realized and unrealized gain (loss)	13.92	10.36	22.09	11.74	(10.74)
Total from investment operations	14.56	10.74	22.57	12.24	(10.44)
Distributions from net investment income	(.53)	-	(.55)	(.43)	(.26)
Distributions from net realized gain	(.87)	-	(1.31)	-	(3.44)
Total distributions	(1.41) C	-	(1.85) C	(.43)	(3.70)
Net asset value, end of period	$114.49	$101.34	$90.60	$69.88	$58.07
Total Return D	14.42%	11.85%	33.00%	21.18%	(15.54)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.34%	.37%	.38%	.38%
Expenses net of fee waivers, if any	.34%	.34%	.36%	.37%	.37%
Expenses net of all reductions, if any	.34%	.34%	.36%	.37%	.37%
Net investment income (loss)	.58%	.40%	.63%	.79%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$308,228	$297,513	$325,500	$237,320	$673,876
Portfolio turnover rate G	50 % H	31% H	25% H	43% H	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,670,369,622
Gross unrealized depreciation	(249,958,461)
Net unrealized appreciation (depreciation)	$3,420,411,161
Tax Cost	$5,552,111,942

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,269,543
Undistributed long-term capital gain	$207,986,105
Net unrealized appreciation (depreciation) on securities and other investments	$3,420,400,364

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$37,055,573	$-
Long-term Capital Gains	70,553,264	-
Total	$107,608,837	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	5,428,398,720	4,363,214,978

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Fund	16,175,685	-	1,016,477,964	1,016,477,964	1,790,557,386

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Fund	26,276,518	1,467,282,026	2,399,477,110
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Fund	.42
Class K	.34

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Fund	.42
Class K	.34

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$20,587

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fund	84,961

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Fund	Borrower	12,665,000	4.05%	4,270

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	656,206,312	451,809,416	57,023,742
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Fund	10,431
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Fund	14,763	46	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Fund	6,608,764

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2026	Year ended June 30, 2025
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$103,761,865	$ -
Class K	3,846,972	-
Total	$107,608,837	$ -
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
Fidelity Fund
Fidelity Fund
Shares sold	17,926,028	29,228,915	$1,969,103,043	$2,644,849,576
Reinvestment of distributions	842,256	-	92,963,395	-
Shares redeemed	(24,266,658)	(35,662,230)	(2,683,740,532)	(3,270,137,564)
Net increase (decrease)	(5,498,374)	(6,433,315)	$(621,674,094)	$(625,287,988)
Class K
Shares sold	342,575	346,185	$38,344,796	$32,047,616
Reinvestment of distributions	34,903	-	3,846,972	-
Shares redeemed	(621,076)	(1,003,321)	(68,368,607)	(91,872,946)
Net increase (decrease)	(243,598)	(657,136)	$(26,176,839)	$(59,825,330)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026, $478,449,221, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Fund and Class K designate 100% of each dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Fund and Class K designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705632.129
FID-ANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026